CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES	12 Months Ended
Mar. 31, 2022
Disclosure Of Accounting Judgements And Estimates [Abstract]
CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES [Text Block]

   3. CRITICAL JUDGMENTS AND ESTIMATION UNCERTAINTIES

The preparation of consolidated financial statements in conformity with IFRS requires the Company's management to make judgments, estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and related notes. Although these estimates are based on management's best knowledge of the amount, event or actions, actual results may differ from those estimates and these differences could be material.

The areas which require management to make significant judgments, estimates and assumptions in determining carrying values include, but are not limited to:

Accounts receivable and loan receivable carrying values and impairment charges

In the determination of carrying values and impairment charges, management looks at the higher of recoverable amount or fair value less costs to sell in the case of assets and at objective evidence, significant or prolonged decline of fair value on financial assets indicating impairment. These determinations and their individual assumptions require that management make a decision based on the best available information at each reporting period.

Expected credit loss allowance and provision

The Company determines an expected credit loss allowance for trade receivables based on the estimated expected lifetime credit loss, considering the actual credit loss in prior years and forward-looking estimates of expected collections. This estimate varies depending on the nature of the trade receivables, the majority of which are associated with the health sciences business; however, also includes receivables from government agencies. The loss allowance is reviewed on a quarterly basis and any change in estimate is accounted for prospectively. The Company also assesses the expected credit loss of non-trade financial assets to determine if an allowance is required. Collectivity of customer balances classified as trade receivables may vary from the Company's estimation.

Impairment of exploration and evaluation assets

While assessing whether any indications of impairment exist for exploration and evaluation assets, consideration is given to both external and internal sources of information. Information the Company considers includes changes in the market, economic and legal environment in which the Company operates that are not within its control that could affect the recoverable amount of exploration and evaluation assets. Internal sources of information include the manner in which exploration and evaluation assets are being used or are expected to be used and indications of expected economic performance of the assets. Estimates include but are not limited to estimates of the discounted future pre-tax cash flows expected to be derived from the Company's mineral exploration properties, costs to sell the properties and the appropriate discount rate. Reductions in metal price forecasts, increases in estimated future costs of production, increases in estimated future capital costs, reductions in the amount of recoverable mineral reserves and mineral resources and/or adverse current economics can result in a write-down of the carrying amounts of the Company's exploration and evaluation assets.

Income taxes and recoverability of potential deferred tax assets

In assessing the probability of realizing income tax assets recognised, management makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction.

The Company considers whether relevant tax planning opportunities are within the Company's control, are feasible, and are within management's ability to implement. Examination by applicable tax authorities is supported based on individual facts and circumstances of the relevant tax position examined in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognised. Also, future changes in tax laws could limit the Company from realizing the tax benefits from the deferred tax assets. The Company reassesses unrecognised income tax assets at each reporting period.

Discount rate on lease liability

All the components of the lease liability are required to be discounted to reflect the present value of the payments. The discount rate to use is the rate implicit in the lease, unless this cannot readily be determined, in which case the lessee's incremental borrowing rate is used instead. The definition of the lessee's incremental borrowing rate states that the rate should represent what the lessee would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. Significant judgment is required to estimate an incremental borrowing rate in the context of a right-of-use asset.

Share-based payments

Management determines costs for share-based payments using market-based valuation techniques. The fair value of the market-based and performance-based share awards are determined at the date of grant using generally accepted valuation techniques. Assumptions are made and judgment used in applying valuation techniques. These assumptions and judgments include estimating the future volatility of the stock price, expected dividend yield, future employee turnover rates and future employee stock option exercise behaviors and corporate performance. Such judgments and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates.

Existence of decommissioning and restoration costs and the timing of expenditure

Decommissioning, restoration and similar liabilities are estimated based on the Company's interpretation of current regulatory requirements, constructive obligations and are measured at fair value. Fair value is determined based on the net present value of estimated future cash expenditures for the settlement of decommissioning, restoration or similar liabilities that may occur upon decommissioning of the mine. Such estimates are subject to change based on changes in laws and regulations and negotiations with regulatory authorities.

Contingencies

Refer to note 18.